Share based payment arrangements - Summarized Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revenue	€ 24,826	€ 21,567	€ 24,602
Loss for the period	(10,586)	(15,481)	(13,978)
Other comprehensive income	(304)	933	(577)
Total comprehensive loss	(10,890)	(14,548)	(14,555)
Loss allocated to NCI	(75)	(142)	€ (264)
voxeljet China
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revenue	3,843	2,179
Loss for the period	(251)	(473)
Total comprehensive loss	(251)	(473)
Loss allocated to NCI	€ (75)	€ (142)